T. ROWE PRICE TARGET 2010 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 60.8%
T. Rowe Price Funds:
New Income Fund	12,726	1,460	330	1,427,871	14,179
Limited Duration Inflation Focused
Bond Fund	12,230	1,180	320	2,609,980	13,546
International Bond Fund (USD
Hedged)	4,239	558	112	467,789	4,781
Emerging Markets Bond Fund	3,249	174	92	323,193	3,620
High Yield Fund	2,824	471	84	518,394	3,349
Dynamic Global Bond Fund	2,787	259	74	307,673	3,012
Floating Rate Fund	1,077	91	32	124,883	1,161
U.S. Treasury Long-Term Fund	627	20	19	40,927	623
Total Bond Mutual Funds (Cost $42,576)					44,271

EQUITY MUTUAL FUNDS 36.1%
T. Rowe Price Funds:
Equity Index 500 Fund	12,824	518	4,373	96,179	8,964
International Stock Fund	1,940	47	108	112,989	2,148
International Value Equity Fund	2,207	47	354	171,165	2,146
Overseas Stock Fund	2,021	47	175	198,235	2,131
Growth Stock Fund	311	1,571	13	22,588	2,127
Value Fund	241	1,696	13	55,441	2,014
Emerging Markets Stock Fund	1,196	30	113	28,236	1,323
Mid-Cap Growth Fund	1,140	25	26	12,357	1,269
Mid-Cap Value Fund	919	24	28	38,325	1,038
New Horizons Fund(2)	895	15	202	9,689	775
Small-Cap Stock Fund(2)	653	16	72	12,593	673
Small-Cap Value Fund	593	15	17	15,319	666
Real Assets Fund	604	13	38	57,176	648
U.S. Large-Cap Core Fund	7	200	—	8,141	234
Emerging Markets Discovery Stock
Fund	12	60	—	6,231	74
Total Equity Mutual Funds (Cost $19,640)					26,230

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
T. Rowe Price Funds:
U.S. Treasury Money Fund, 0.24%(3)	2,426	2,351	2,495	2,281,744	2,282
Total Short-Term Investments (Cost $2,282)					2,282

Total Investments in Securities 100.0%
(Cost $64,498)					$72,783

Other Assets Less Liabilities (0.0)%					(18)

Net Assets 100.0%					$72,765

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1)	$40	$18
Emerging Markets Bond Fund	(8)	289	41
Emerging Markets Discovery
Stock Fund	—	2	—
Emerging Markets Stock Fund	13	210	—
Equity Index 500 Fund	1,478	(5)	52
Floating Rate Fund	(2)	25	12
Growth Stock Fund	—	258	—
High Yield Fund	(3)	138	47
International Bond Fund (USD
Hedged)	—	96	22
International Stock Fund	6	269	—
International Value Equity Fund	(30)	246	—
Limited Duration Inflation
Focused Bond Fund	1	456	27
Mid-Cap Growth Fund	1	130	—
Mid-Cap Value Fund	(3)	123	—
New Horizons Fund	69	67	—
New Income Fund	1	323	99
Overseas Stock Fund	(6)	238	—
Real Assets Fund	—	69	—
Small-Cap Stock Fund	4	76	—
Small-Cap Value Fund	(2)	75	—
U.S. Large-Cap Core Fund	—	27	—
U.S. Treasury Long-Term Fund	(1)	(5)	3
Value Fund	—	90	—
U.S. Treasury Money Fund	—	—	2
Totals	$1,517#	$3,237	$323+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $323 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2010 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.